GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Jan. 03, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill by Segment
GOODWILL — The changes in the carrying amount of goodwill by segment are as follows:

(Millions of Dollars)	Tools & Storage	Industrial	Security	Total
Balance December 28, 2013	$3,532.1	$1,449.9	$2,580.7	$7,562.7
Acquisition adjustments	48.5	24.9	1.1	74.5
Foreign currency translation and other	(134.9)	(43.0)	(183.8)	(361.7)
Balance January 3, 2015	$3,445.7	$1,431.8	$2,398.0	$7,275.5

Intangible Assets
INTANGIBLE ASSETS — Intangible assets at January 3, 2015 and December 28, 2013 were as follows:

	2014		2013
(Millions of Dollars)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets — Definite lives
Patents and copyrights	$52.8	$(43.9)	$56.3	$(44.3)
Trade names	165.7	(89.6)	168.5	(79.4)
Customer relationships	1,832.0	(893.1)	1,947.2	(783.3)
Other intangible assets	275.6	(140.3)	281.0	(122.9)
Total	$2,326.1	$(1,166.9)	$2,453.0	$(1,029.9)

Aggregate Intangible Assets Amortization Expense by Segment
Aggregate intangible assets amortization expense by segment was as follows:

(Millions of Dollars)	2014	2013	2012
Tools & Storage	$40.7	$47.2	$44.4
Industrial	66.9	65.4	50.9
Security	78.8	90.7	112.1
Consolidated	$186.4	$203.3	$207.4